UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30*
Date of reporting period:
May 31, 2024
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. The remaining series of the Registrant have fiscal year ends other than November 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Opportunistic
Bond Fund
Class A-MGBAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.95%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBA-SEM

MFS® Global Opportunistic
Bond Fund
Class B-MGBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$86	1.70%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBB-SEM

MFS® Global Opportunistic
Bond Fund
Class C-MGBDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$86	1.70%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBC-SEM

MFS® Global Opportunistic
Bond Fund
Class I-MGBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$36	0.70%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBI-SEM

MFS® Global Opportunistic
Bond Fund
Class R1-MGBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$86	1.70%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR1-SEM

MFS® Global Opportunistic
Bond Fund
Class R2-MGBLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$61	1.20%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR2-SEM

MFS® Global Opportunistic
Bond Fund
Class R3-MGBMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$48	0.95%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR3-SEM

MFS® Global Opportunistic
Bond Fund
Class R4-MGBNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$36	0.70%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR4-SEM

MFS® Global Opportunistic
Bond Fund
Class R6-MGBOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.61%
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Opportunistic Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Opportunistic Bond Fund
Portfolio of Investments − 5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.8%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031 (n)		$368,000	$ 372,253
Boeing Co., 5.805%, 5/01/2050		1,688,000	1,511,487
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		1,307,000	1,427,934
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	669,476
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$1,547,000	1,543,644
			$5,524,794
Airlines – 0.1%
easyJet PLC, 3.75%, 3/20/2031	EUR	600,000	$ 635,227
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$616,000	$ 495,285
Asset-Backed & Securitized – 7.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.013%, 11/15/2054 (i)		$11,743,326	$ 535,554
ACREC 2021-FL1 Ltd., “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,477,659
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.431% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		204,000	199,075
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		418,000	412,859
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.381% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		1,359,500	1,337,226
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,168,657
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.281% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,010,778
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.623% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,688,108
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.324% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,265,365
AREIT 2022-CRE6 Trust, “C”, FLR, 7.473% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	511,743
AREIT 2022-CRE6 Trust, “D”, FLR, 8.173% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	540,167
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.611%, 4/15/2053 (i)		1,420,300	81,761
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.402%, 7/15/2054 (i)		9,652,233	601,686
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.601%, 2/15/2054 (i)		14,916,619	1,161,843
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.783%, 7/15/2053 (i)		12,464,143	743,381
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.144%, 3/15/2054 (i)		6,385,003	321,295
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.996%, 6/15/2054 (i)		19,796,751	818,611
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.257%, 7/15/2054 (i)		20,147,710	1,153,726
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.268%, 8/15/2054 (i)		20,817,767	1,290,572
BMP Commercial Mortgage Trust, 2024-MF23, “C”, 7.161% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)(w)		941,760	939,697
BMP Commercial Mortgage Trust, 2024-MF23, “D”, 7.71% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)(w)		754,553	752,900
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.481% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	620,846
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.731% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	560,697
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		573,792	576,198
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		97,917	98,673
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.735% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,100,000	1,013,526
BXMT 2021-FL4 Ltd., “B”, FLR, 6.985% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		2,995,500	2,641,183
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		487,653	474,642
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		381,350	359,751
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		854,048	853,631
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		312,393	311,828
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		1,381,392	1,372,488
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.771%, 4/15/2054 (i)		7,775,856	282,690
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.082%, 6/15/2063 (i)		11,344,856	540,295
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.143%, 6/15/2064 (i)		9,424,994	481,720

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		$2,344,000	$ 2,035,620
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		310,288	310,005
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2027 (n)(w)		1,580,784	1,580,784
ELM Trust, 2024-ELM, “C10”, 1%, 6/10/2027 (n)(w)		194,910	194,910
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2027 (n)(w)		100,000	100,000
Empire District Bondco LLC, 4.943%, 1/01/2033		1,494,000	1,470,311
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.574% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	964,156
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.984% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		2,483,500	2,411,123
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		460,193	460,103
KREF 2021-FL2 Ltd., “B”, FLR, 7.085% ((SOFR - 1mo. + 0.114%) + 1.65%), 2/15/2039 (n)		2,155,000	2,050,845
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.431% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,364,097
MF1 2021-FL5 Ltd., “C”, FLR, 7.134% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	634,783
MF1 2021-FL6 Ltd., “AS”, FLR, 6.885% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,500,000	2,455,151
MF1 2021-FL6 Ltd., “B”, FLR, 7.085% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,692,972
MF1 2022-FL8 Ltd., “C”, FLR, 7.519% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,090,660
MF1 2024-FL14 LLC, “A”, FLR, 7.057% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		2,323,000	2,322,201
MF1 2024-FL14 LLC, “AS”, FLR, 7.56% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		886,959	885,242
MF1 2024-FL14 LLC, “B”, FLR, 8.009% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	847,913
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.287%, 5/15/2054 (i)		5,689,839	329,664
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.317%, 6/15/2054 (i)		17,069,587	890,705
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		1,097,751	1,091,443
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		2,566,456	2,552,593
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		554,430	553,918
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,816,240	1,813,057
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	670,000	835,131
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.581% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$1,212,000	1,166,808
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.235% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,157,925
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.535% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	217,103
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.835% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	781,876
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		1,460,960	1,448,501
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.514%, 4/15/2054 (i)		9,251,708	662,099
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.52%, 8/15/2054 (i)		15,518,065	1,124,568
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.173% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		156,958	157,086
			$71,854,184
Automotive – 0.5%
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,580,000	$ 1,704,850
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		$1,291,000	1,283,398
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	856,485
LKQ Corp., 6.25%, 6/15/2033		716,000	735,753
Volkswagen Leasing GmbH, 4%, 4/11/2031	EUR	690,000	745,840
			$5,326,326
Broadcasting – 0.5%
Discovery Communications LLC, 4.125%, 5/15/2029		$395,000	$ 364,167
Prosus N.V., 3.061%, 7/13/2031 (n)		895,000	725,312
Prosus N.V., 4.027%, 8/03/2050		1,000,000	657,591
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,700,000	2,496,577
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$411,000	359,710
			$4,603,357

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$496,000	$ 500,693
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		746,000	771,546
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	291,097
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	758,158
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,938,000	1,796,586
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	720,000	802,143
			$4,920,223
Building – 0.7%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	1,310,000	$ 1,435,564
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$1,701,000	1,507,690
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	979,922
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$2,202,000	2,097,725
Vulcan Materials Co., 3.5%, 6/01/2030		1,079,000	978,923
			$6,999,824
Business Services – 0.5%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	770,000	$ 790,464
Fiserv, Inc., 4.4%, 7/01/2049		$1,046,000	851,717
Mastercard, Inc., 3.3%, 3/26/2027		523,000	500,863
Mastercard, Inc., 3.85%, 3/26/2050		691,000	546,170
Visa, Inc., 3.65%, 9/15/2047		1,125,000	872,483
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	1,160,000	1,239,828
			$4,801,525
Cable TV – 0.9%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,650,000	$ 1,231,145
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		1,379,000	1,380,507
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		338,000	249,240
SES S.A., 3.5%, 1/14/2029	EUR	2,350,000	2,445,323
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)		1,421,208	1,559,384
Ziggo B.V., 3.375%, 2/28/2030		2,525,000	2,284,268
			$9,149,867
Chemicals – 0.1%
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		$210,000	$ 197,995
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		500,000	468,122
			$666,117
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$888,000	$ 557,564
Microsoft Corp., 2.675%, 6/01/2060		607,000	366,725
Oracle Corp., 4%, 7/15/2046		717,000	548,537
			$1,472,826
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$953,000	$ 926,564
Conglomerates – 0.8%
Illinois Tool Works, Inc., 3.375%, 5/17/2032	EUR	790,000	$ 844,093
nVent Finance S.à r.l., 5.65%, 5/15/2033		$749,000	746,567
Regal Rexnord Corp., 6.05%, 4/15/2028		1,687,000	1,712,556
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	700,000	736,564

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
TriMas Corp., 4.125%, 4/15/2029 (n)		$1,945,000	$ 1,760,407
Veralto Corp., 4.15%, 9/19/2031	EUR	649,000	705,676
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$886,000	866,526
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		465,000	466,418
			$7,838,807
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053		$1,259,000	$ 1,183,445
Consumer Services – 0.8%
Compass Group PLC, 3.25%, 2/06/2031	EUR	920,000	$ 975,997
Pachelbel BidCo S.p.A., 7.125%, 5/17/2031 (n)		431,000	479,348
Pluxee N.V., 3.75%, 9/04/2032		1,100,000	1,167,698
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$1,869,000	1,282,466
Securitas Treasury Ireland DAC, 3.875%, 2/23/2030	EUR	424,000	455,326
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		$2,610,000	2,303,821
Verisure Holding AB, 5.5%, 5/15/2030 (n)	EUR	567,000	622,145
Verisure Midholding AB, 5.25%, 2/15/2029		1,090,000	1,148,406
			$8,435,207
Containers – 0.2%
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	1,902,000	$ 1,866,354
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$ 498,874
Arrow Electronics, Inc., 5.875%, 4/10/2034		1,074,000	1,054,155
			$1,553,029
Electronics – 0.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,042,000	$ 2,010,027
Intel Corp., 5.7%, 2/10/2053		816,000	798,306
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	374,273
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	185,404
			$3,368,010
Emerging Market Quasi-Sovereign – 2.2%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,310,000	$ 1,328,039
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		850,000	777,592
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	2,921,346
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,193,578
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,563,435
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	1,057,920
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	1,003,939
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		400,000	401,085
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)(w)		1,513,000	1,514,331
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	571,036
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,046,142
Petroleos Mexicanos, 10%, 2/07/2033		748,000	754,929
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,011,047
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,124,368
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	2,320,372
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,000,000	1,019,860
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,984,000	1,988,960

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		$1,230,000	$ 1,204,514
			$22,802,493
Emerging Market Sovereign – 13.3%
Arab Republic of Egypt, 8.875%, 5/29/2050		$1,050,000	$ 842,625
Dominican Republic, 7.05%, 2/03/2031 (n)		789,000	810,674
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,163,355
Dominican Republic, 5.875%, 1/30/2060		1,500,000	1,268,347
Federative Republic of Brazil, 10%, 1/01/2027	BRL	15,800,000	2,938,484
Federative Republic of Brazil, 10%, 1/01/2029		46,050,000	8,320,192
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	4,754,000	5,034,631
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		$700,000	454,125
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	272,588,000	6,650,962
Oriental Republic of Uruguay, 9.75%, 7/20/2033		110,220,000	2,932,898
People's Republic of China, 3.13%, 11/21/2029	CNY	60,000,000	8,733,166
People's Republic of China, 2.88%, 2/25/2033		95,020,000	13,698,483
Republic of Albania, 5.9%, 6/09/2028	EUR	849,000	952,385
Republic of Angola, 9.125%, 11/26/2049		$900,000	749,250
Republic of Benin, 6.875%, 1/19/2052	EUR	1,100,000	959,482
Republic of Costa Rica, 7.3%, 11/13/2054		$1,415,000	1,465,365
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,600,000	2,389,215
Republic of Hungary, 6.125%, 5/22/2028 (n)		$1,031,000	1,048,014
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,064,000	1,024,328
Republic of India, 7.18%, 8/14/2033	INR	623,400,000	7,522,681
Republic of Korea, 2.375%, 12/10/2027	KRW	7,000,000,000	4,874,417
Republic of Korea, 1.875%, 6/10/2029		37,064,110,000	24,778,545
Republic of Korea, 1.375%, 6/10/2030		32,432,080,000	20,720,359
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	718,693
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,460,000	1,385,389
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,766,989
Republic of Poland, 5.125%, 9/18/2034		634,000	616,565
Republic of Romania, 5.875%, 1/30/2029 (n)		408,000	403,920
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,896,939
Republic of Serbia, 1.65%, 3/03/2033		1,077,000	875,561
Republic of Serbia, 2.05%, 9/23/2036 (n)		696,000	536,000
Republic of Serbia, 2.05%, 9/23/2036		100,000	77,011
Republic of Turkey, 7.625%, 5/15/2034		$566,000	567,551
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,646,263
United Mexican States, 7.75%, 5/29/2031	MXN	73,300,000	3,861,637
United Mexican States, 6.338%, 5/04/2053		$496,000	472,807
			$135,157,308
Energy - Independent – 0.9%
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		$1,123,000	$ 1,086,262
Diamondback Energy, Inc., 5.75%, 4/18/2054		964,000	929,339
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		668,000	653,352
Occidental Petroleum Corp., 6.45%, 9/15/2036		1,211,000	1,261,425
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,341,000	1,369,979
Pioneer Natural Resources Co., 2.15%, 1/15/2031		1,246,000	1,045,887
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		1,195,000	1,251,041
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		1,326,000	1,375,757
			$8,973,042

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$ 600,618
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	830,000	925,857
BP Capital Markets B.V., 0.933%, 12/04/2040		760,000	515,248
Eni S.p.A., 3.875%, 1/15/2034		1,160,000	1,241,804
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	772,439
			$4,055,966
Financial Institutions – 0.9%
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		$773,000	$ 771,718
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,002,000	973,164
Citycon Treasury B.V., 6.5%, 3/08/2029	EUR	292,000	315,898
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$951,233	904,879
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,299,314	1,228,170
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028	EUR	1,190,000	1,042,217
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$546,000	548,363
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	780,000	783,134
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		740,000	618,262
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 12/31/2164		2,600,000	893,565
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	502,975
VGP N.V., 1.5%, 4/08/2029		900,000	823,960
			$9,406,305
Food & Beverages – 1.3%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	810,000	$ 753,403
Anheuser-Busch InBev S.A./N.V., 3.95%, 3/22/2044		610,000	646,207
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,509,000	1,362,984
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		697,000	698,108
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,707,520
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	902,860
Coca-Cola Co., 3.125%, 5/14/2032	EUR	660,000	699,083
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		$578,000	499,142
Constellation Brands, Inc., 3.15%, 8/01/2029		403,000	364,025
Constellation Brands, Inc., 2.25%, 8/01/2031		635,000	518,322
JBS USA Food Co., 6.5%, 12/01/2052		526,000	527,691
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,595,000	1,367,609
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,184,000	970,538
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	1,400,000	1,488,847
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		$665,000	548,833
			$13,055,172
Gaming & Lodging – 0.3%
IHG Finance LLC, 4.375%, 11/28/2029	EUR	250,000	$ 275,348
Las Vegas Sands Corp., 3.9%, 8/08/2029		$1,355,000	1,230,925
Las Vegas Sands Corp., 6.2%, 8/15/2034		348,000	350,676
Marriott International, Inc., 2.85%, 4/15/2031		1,183,000	1,005,195
VICI Properties LP, REIT, 4.95%, 2/15/2030		525,000	502,943
			$3,365,087
Industrial – 0.2%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$ 1,010,495
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,128,833
			$2,139,328

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,000,000	$ 823,862
Corebridge Financial, Inc., 4.35%, 4/05/2042		1,425,000	1,174,778
Lincoln National Corp., 5.852%, 3/15/2034		1,311,000	1,304,080
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		997,000	1,013,493
			$4,316,213
Insurance - Health – 0.3%
Bupa Finance PLC, 4%, 12/31/2164	GBP	775,000	$ 720,091
Elevance Health, Inc., 5.375%, 6/15/2034		$997,000	994,086
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,025,000	976,150
			$2,690,327
Insurance - Property & Casualty – 0.8%
American International Group, Inc., 5.125%, 3/27/2033		$1,090,000	$ 1,069,740
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		564,000	596,264
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		693,000	762,541
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,850,000	1,324,679
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$872,000	876,635
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,284,000	1,304,581
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		1,401,000	1,412,658
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	745,747
			$8,092,845
International Market Quasi-Sovereign – 1.2%
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029	EUR	1,000,000	$ 1,100,933
Deutsche Bahn Finance GmbH, 3.375%, 1/29/2038		240,000	252,310
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028		1,120,000	1,210,628
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	721,769
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		385,000	369,987
La Banque Postale S.A. (Republlic of France), 3.5%, 6/13/2030		1,000,000	1,069,751
Landsbankinn hf. (Republic of Iceland), 5%, 5/13/2028		910,000	999,260
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		1,100,000	1,012,254
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$1,122,000	1,148,926
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	1,140,000	1,223,350
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	710,182
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	870,000	828,749
Swisscom Finance B.V., 3.5%, 11/29/2031		1,090,000	1,174,047
			$11,822,146
International Market Sovereign – 24.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	22,404,000	$ 12,716,481
Commonwealth of Australia, 2.75%, 5/21/2041		11,725,000	6,044,265
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	422,656
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,848,528
Government of Canada, 1.25%, 6/01/2030	CAD	11,059,000	7,086,053
Government of Canada, 1.5%, 6/01/2031		31,875,000	20,325,677
Government of Canada, 2%, 6/01/2032		13,001,000	8,458,687
Government of Japan, 2.4%, 12/20/2034	JPY	5,180,000,000	37,049,360
Government of Japan, 0.3%, 12/20/2039		2,416,000,000	12,644,653
Government of Japan, 0.4%, 3/20/2050		1,964,000,000	8,344,299
Government of Japan, 0.7%, 12/20/2051		1,027,000,000	4,618,023
Government of New Zealand, 3.5%, 4/14/2033	NZD	4,399,000	2,455,562
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	4,750,000	5,000,893

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	3,970,000	$ 2,712,957
Kingdom of Spain, 3.25%, 4/30/2034		13,278,000	14,247,863
Kingdom of Spain, 3.45%, 10/31/2034 (n)(w)		6,069,000	6,600,472
Kingdom of Spain, 3.9%, 7/30/2039 (n)		13,280,000	14,733,763
Kingdom of Spain, 4%, 10/31/2054		5,478,000	5,950,561
Republic of Italy, 4.1%, 2/01/2029		31,544,000	35,147,519
Republic of Italy, 1.45%, 3/01/2036		15,998,000	13,226,165
Republic of Italy, 4.15%, 10/01/2039 (n)		6,619,000	7,113,430
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	6,585,000	6,635,074
United Kingdom Treasury, 1.25%, 10/22/2041		6,261,000	4,787,645
United Kingdom Treasury, 1.5%, 7/22/2047		1,616,000	1,131,112
United Kingdom Treasury, 3.75%, 7/22/2052		6,374,000	6,887,515
			$246,189,213
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	1,192,000	$ 744,638
Province of British Columbia, 2.95%, 6/18/2050		876,000	491,118
			$1,235,756
Machinery & Tools – 0.6%
AGCO Corp., 5.8%, 3/21/2034		$1,252,000	$ 1,249,810
CNH Industrial Capital LLC, 5.5%, 1/12/2029		843,000	849,161
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		2,042,000	2,131,435
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	1,701,344
			$5,931,750
Major Banks – 3.4%
Banca Popolare di Sondrio S.p.A., 4.125% to 6/04/2029, FLR (EUR Swap Rate - 1yr. + 1.3%) to 6/04/2030 (w)	EUR	540,000	$ 581,639
Banco BPM S.p.A., 4.625%, 11/29/2027		620,000	687,223
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$1,256,000	1,249,217
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		1,691,000	1,421,172
BNP Paribas S.A., 4.75% to 11/13/2031, FLR (EURIBOR - 3mo. + 1.6%) to 11/13/2032	EUR	1,300,000	1,474,091
BPER Banca S.p.A., 4% to 5/22/2030, FLR (EURIBOR - 3mo. + 1.25%) to 5/22/2031		590,000	632,758
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,399,139
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		1,214,000	1,251,429
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	900,000	976,563
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$771,000	705,270
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	1,070,000	1,225,520
ING Groep N.V., 4.375% to 8/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.65%) to 8/15/2034		600,000	645,093
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$1,107,000	1,013,027
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		767,000	760,478
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	747,044
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,015,079
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	1,150,000	1,234,049
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$352,000	248,691
Lloyds Banking Group PLC, 4.75%, 9/21/2031	EUR	630,000	710,751
Lloyds Banking Group PLC, 3.875% to 5/14/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.18%) to 5/14/2032		430,000	461,899
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	764,274
Morgan Stanley, 3.125%, 7/27/2026		643,000	614,262
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,535,322
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		499,000	493,830
Morgan Stanley, 3.955%, 3/21/2035	EUR	920,000	990,182
Nationwide Building Society, 4.015% to 8/02/2024, FLR (EURIBOR - 3mo. + 0.18%) to 5/02/2027		410,000	445,094
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	202,806

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	930,000	$ 1,002,723
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$537,000	535,458
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	774,029
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	1,740,000	1,855,223
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,505,000	2,047,295
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	970,000	1,056,818
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,294,101
UniCredit S.p.A., 4.3% to 1/23/2030, FLR (EURIBOR - 3mo. + 1.80%) to 1/23/2031	EUR	1,640,000	1,786,671
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	624,682
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		709,000	611,389
			$35,074,291
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 4.298%, 8/22/2032		$428,000	$ 397,872
CAB SELAS, 3.375%, 2/01/2028	EUR	1,090,000	1,063,192
CVS Health Corp., 5.625%, 2/21/2053		$179,000	166,003
HCA, Inc., 5.125%, 6/15/2039		673,000	624,797
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,020,775
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	327,051
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	931,797
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	670,341
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	670,921
			$5,872,749
Medical Equipment – 0.1%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	730,000	$ 776,381
Medtronic, Inc., 4.15%, 10/15/2053 (w)		270,000	297,376
			$1,073,757
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$ 452,163
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	1,730,000	1,858,365
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,454,000	1,322,094
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		1,582,000	1,534,496
Glencore Capital Finance DAC, 4.154%, 4/29/2031	EUR	1,450,000	1,557,872
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		$1,071,000	996,354
			$7,721,344
Midstream – 1.1%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$610,000	$ 621,769
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		894,000	947,242
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		2,398,000	2,192,854
Enbridge, Inc., 5.7%, 3/08/2033		367,000	368,274
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		869,000	933,916
Energy Transfer LP, 5.95%, 5/15/2054		690,000	663,854
Plains All American Pipeline LP, 3.55%, 12/15/2029		839,000	762,361
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,325,000	1,328,520
Targa Resources Corp., 4.2%, 2/01/2033		423,000	379,574
Targa Resources Corp., 4.95%, 4/15/2052		716,000	608,968
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,955,000	1,959,702
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		912,000	932,059
			$11,699,093

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 10.5%
Fannie Mae, 5%, 8/01/2040	$258,407	$ 252,700
Fannie Mae, 4%, 9/01/2040 - 11/01/2044	173,144	161,771
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044	1,220,368	1,176,291
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	591,221	531,706
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 6/01/2053	2,779,618	2,742,256
Fannie Mae, UMBS, 2%, 3/01/2037 - 5/01/2052	7,888,838	6,249,275
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	178,724	160,387
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2053	7,011,867	5,688,910
Fannie Mae, UMBS, 3%, 10/01/2051 - 7/01/2052	4,519,931	3,811,002
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053	4,270,936	3,881,301
Fannie Mae, UMBS, 4.5%, 7/01/2052	363,960	340,859
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2053	421,982	422,776
Fannie Mae, UMBS, 6.5%, 12/01/2053	264,077	268,421
Freddie Mac, 0.208%, 9/25/2026 (i)	62,189,000	313,656
Freddie Mac, 1.366%, 3/25/2027 (i)	1,517,000	51,223
Freddie Mac, 0.293%, 2/25/2028 (i)	46,151,000	505,377
Freddie Mac, 0.107%, 4/25/2028 (i)	46,683,000	251,379
Freddie Mac, 0.111%, 5/25/2028 (i)	47,225,000	273,674
Freddie Mac, 5%, 11/25/2028 - 7/01/2041	2,656,755	2,653,382
Freddie Mac, 5.972%, 3/25/2029	1,592,474	1,599,298
Freddie Mac, 5.961%, 7/25/2029 - 9/25/2029	2,919,761	2,927,479
Freddie Mac, 5.962%, 8/25/2029	1,454,951	1,458,202
Freddie Mac, 1.798%, 4/25/2030 (i)	2,395,024	212,513
Freddie Mac, 1.868%, 4/25/2030 (i)	2,589,254	237,234
Freddie Mac, 1.666%, 5/25/2030 (i)	3,408,930	288,130
Freddie Mac, 1.797%, 5/25/2030 (i)	7,523,890	675,647
Freddie Mac, 1.341%, 6/25/2030 (i)	3,170,959	215,554
Freddie Mac, 1.599%, 8/25/2030 (i)	2,931,170	241,436
Freddie Mac, 1.169%, 9/25/2030 (i)	1,901,519	116,208
Freddie Mac, 1.081%, 11/25/2030 (i)	3,948,102	228,507
Freddie Mac, 4.94%, 11/25/2030	2,063,394	2,062,418
Freddie Mac, 0.326%, 1/25/2031 (i)	15,687,607	258,449
Freddie Mac, 0.514%, 3/25/2031 (i)	20,391,111	551,667
Freddie Mac, 0.938%, 7/25/2031 (i)	5,068,698	283,926
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	686,615
Freddie Mac, 0.568%, 12/25/2031 (i)	5,486,706	188,375
Freddie Mac, 0.154%, 11/25/2032 (i)	33,028,344	470,142
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	547,159	528,763
Freddie Mac, 4%, 4/01/2044	27,494	25,579
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 10/01/2053	505,372	513,914
Freddie Mac, UMBS, 2%, 9/01/2036 - 3/01/2052	7,212,616	5,588,509
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 7/01/2052	1,171,560	1,121,929
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	1,828,099	1,541,852
Freddie Mac, UMBS, 2.5%, 8/01/2051 - 7/01/2053	5,984,148	4,841,045
Freddie Mac, UMBS, 5%, 8/01/2052 - 4/01/2053	3,134,724	3,019,547
Freddie Mac, UMBS, 4%, 10/01/2052	740,858	673,483
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 3/01/2054	3,415,075	3,363,050
Freddie Mac, UMBS, 6%, 12/01/2052 - 12/01/2053	2,244,838	2,253,369
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	2,925,282	2,438,717
Ginnie Mae, 2%, 1/20/2052 - 5/20/2052	2,221,076	1,782,101
Ginnie Mae, 3%, 5/20/2052 - 10/20/2052	1,430,295	1,235,723
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	1,016,450	934,413
Ginnie Mae, 3.5%, 10/20/2052 - 12/20/2052	2,228,694	1,989,045
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	1,740,079	1,689,396

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053		$1,425,643	$ 1,415,237
Ginnie Mae, 6.473%, 3/20/2064		1,617,393	1,622,218
Ginnie Mae, TBA, 2%, 6/15/2054 - 7/15/2054		2,975,000	2,385,644
Ginnie Mae, TBA, 3%, 6/15/2054		1,200,000	1,036,488
Ginnie Mae, TBA, 5%, 6/15/2054		950,000	921,996
Ginnie Mae, TBA, 5.5%, 6/15/2054		1,675,000	1,661,475
Ginnie Mae, TBA, 6%, 6/15/2054		1,025,000	1,031,276
Ginnie Mae, TBA, 6.5%, 6/15/2054		525,000	532,902
UMBS, TBA, 4.5%, 6/15/2039 - 6/25/2054		1,675,000	1,594,699
UMBS, TBA, 2%, 6/25/2039 - 7/25/2054		6,100,000	4,813,756
UMBS, TBA, 3%, 6/25/2054 - 7/25/2054		3,175,000	2,670,434
UMBS, TBA, 3.5%, 6/25/2054 - 7/25/2054		4,000,000	3,507,747
UMBS, TBA, 4%, 6/25/2054		600,000	544,472
UMBS, TBA, 6.5%, 6/25/2054		4,000,000	4,065,487
UMBS, TBA, 2.5%, 7/25/2054		3,227,562	2,608,164
			$106,390,576
Municipals – 0.9%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$875,000	$ 841,999
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		1,025,000	914,857
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		2,595,000	2,469,523
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,790,000	1,772,908
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	838,959
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,720,000	1,639,810
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	697,688
			$9,175,744
Natural Gas - Distribution – 0.2%
ENGIE S.A., 3.875%, 12/06/2033	EUR	500,000	$ 542,406
ENGIE S.A., 3.875%, 3/06/2036		400,000	430,310
ENGIE S.A., 4.5%, 9/06/2042		400,000	442,310
ENGIE S.A., 4.25%, 1/11/2043		900,000	966,924
			$2,381,950
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	1,240,000	$ 1,335,807
APA Infrastructure Ltd., 2.5%, 3/15/2036		1,750,000	1,565,746
			$2,901,553
Network & Telecom – 0.2%
Iliad Holding S.A.S.U., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$ 1,426,189
Orange S.A., 3.875%, 9/11/2035		500,000	552,499
TDC Net A/S, 5.186%, 8/02/2029		330,000	358,804
			$2,337,492
Oils – 0.3%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$1,664,000	$ 1,626,130
Neste Oyj, 3.875%, 5/21/2031	EUR	300,000	324,021
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		$1,123,000	1,097,333
			$3,047,484

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$ 1,944,259
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		700,000	695,089
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	1,100,000	1,178,387
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		900,000	973,988
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$1,143,000	1,172,188
BPCE S.A., 4.5%, 3/15/2025 (n)		900,000	888,367
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,204,850
BPCE S.A., 4.125% to 3/08/2032, FLR (EURIBOR - 3mo. + 1.45%) to 3/08/2033	EUR	1,100,000	1,196,386
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/11/2035		900,000	990,496
Commerzbank AG, 4.625%, 1/17/2031		100,000	110,740
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		1,100,000	1,176,683
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		1,000,000	1,079,907
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,282,201
Deutsche Bank AG, 4%, 6/24/2032	EUR	700,000	738,153
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$1,210,000	1,301,126
KBC Group N.V., 3.75%, 3/27/2032	EUR	800,000	863,840
KBC Group N.V., 6.151%, 3/19/2034	GBP	400,000	509,116
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$1,045,000	998,735
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		361,000	358,055
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		677,000	699,557
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		515,000	512,080
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		616,000	612,082
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		800,000	736,232
			$21,222,517
Pharmaceuticals – 0.5%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$ 480,437
AbbVie, Inc., 5.4%, 3/15/2054		611,000	602,318
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		409,000	404,783
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		376,000	370,195
Johnson & Johnson, 3.55%, 6/01/2044	EUR	850,000	906,513
Roche Finance Europe B.V., 3.564%, 5/03/2044		490,000	516,068
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$1,491,000	1,522,894
			$4,803,208
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$820,000	$ 788,423
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$1,525,000	$ 1,431,177
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		990,000	994,629
			$2,425,806
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$ 783,746
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	791,583
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	323,118
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		791,000	650,875
			$2,549,322

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$1,227,000	$ 1,018,843
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	732,445
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,751,000	1,788,830
			$3,540,118
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	$ 1,118,436
STORE Capital Corp., REIT, 2.7%, 12/01/2031		190,000	151,722
WEA Finance LLC, 2.875%, 1/15/2027 (n)		1,124,000	1,038,958
			$2,309,116
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	450,000	$ 478,810
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	849,779
			$1,328,589
Specialty Chemicals – 0.4%
Covestro AG, 1.375%, 6/12/2030	EUR	950,000	$ 904,601
CTEC II GmbH, 5.25%, 2/15/2030 (n)		1,369,000	1,373,943
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	813,016
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		784,000	602,240
International Flavors & Fragrances, Inc., 5%, 9/26/2048		434,000	368,587
			$4,062,387
Specialty Stores – 0.3%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$1,387,000	$ 984,010
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,534,000	1,043,265
Richemont International S.A., 1.5%, 3/26/2030	EUR	1,010,000	985,502
			$3,012,777
Supermarkets – 0.4%
ELO SACA, 4.875%, 12/08/2028	EUR	1,300,000	$ 1,347,202
Ocado Group PLC, 3.875%, 10/08/2026	GBP	1,660,000	1,827,052
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034		440,000	538,525
			$3,712,779
Supranational – 3.1%
European Union, 3.25%, 7/04/2034	EUR	8,475,000	$ 9,311,942
European Union, 3.375%, 11/04/2042		4,700,000	5,075,205
European Union, 2.625%, 2/04/2048		5,900,000	5,610,136
European Union, 3%, 3/04/2053		10,438,000	10,384,809
European Union, 3.375%, 10/05/2054		688,502	731,601
			$31,113,693
Telecommunications - Wireless – 0.4%
American Tower Corp., 3.9%, 5/16/2030	EUR	500,000	$ 538,476
American Tower Corp., 5.45%, 2/15/2034		$1,008,000	995,444
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	681,798
T-Mobile USA, Inc., 3.875%, 4/15/2030		657,000	610,651
T-Mobile USA, Inc., 5.75%, 1/15/2034		358,000	366,490
Vodafone Group PLC, 5.625%, 2/10/2053		752,000	725,446
			$3,918,305

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	$ 1,249,558
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,750,000	$ 1,851,518
Transportation - Services – 1.0%
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031	EUR	910,000	$ 1,008,830
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	462,807
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	738,571
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		1,197,000	1,233,551
GXO Logistics, Inc., 6.25%, 5/06/2029		705,000	714,811
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	782,241
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,404,384
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,272,916
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		430,000	458,346
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	834,177
United Parcel Service, 5.05%, 3/03/2053		1,258,000	1,173,993
			$10,084,627
U.S. Treasury Obligations – 3.2%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$10,920,000	$ 9,746,100
U.S. Treasury Bonds, 4.375%, 8/15/2043		387,000	369,570
U.S. Treasury Bonds, 4.75%, 11/15/2053		9,742,000	9,924,662
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		7,581,868	7,533,695
U.S. Treasury Notes, 4.875%, 10/31/2030 (f)		4,968,000	5,066,584
			$32,640,611
Utilities - Electric Power – 3.0%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		$1,584,000	$ 1,269,579
Adani Transmission Ltd., 4.25%, 5/21/2036		981,500	791,512
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	338,656
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,086,367
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	208,612
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	153,346
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,111,109
Bruce Power LP, 4.7%, 6/21/2031		510,000	370,544
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,775,000	2,421,518
Duke Energy Corp., 3.75%, 4/01/2031	EUR	1,210,000	1,283,479
Duke Energy Florida LLC, 6.2%, 11/15/2053		$793,000	844,627
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	1,488,977
EDP Servicios Financieros Espana S.A., 4.375%, 4/04/2032	EUR	540,000	602,499
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	472,627
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		1,414,000	1,152,052
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	1,030,000	1,089,923
Energuate Trust, 5.875%, 5/03/2027		$600,000	579,900
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		239,000	241,953
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,293,000	1,446,911
EPH Financing International A.S., 5.875%, 11/30/2029		1,313,000	1,432,877
Eversource Energy, 5.5%, 1/01/2034		$875,000	856,503
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	451,785
Georgia Power Co., 4.95%, 5/17/2033		1,276,000	1,241,440
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		620,000	595,288
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	241,930
Listrindo Capital B.V., 4.95%, 9/14/2026		896,000	864,550

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		$1,379,000	$ 1,348,899
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		487,000	488,012
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031	EUR	660,000	707,396
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$623,000	635,846
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	384,071
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		1,142,000	1,089,040
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		626,400	622,643
WEC Energy Group, Inc., 1.8%, 10/15/2030		930,000	754,492
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	479,191
Xcel Energy, Inc., 5.5%, 3/15/2034		887,000	872,688
			$30,020,842
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,011,000	$ 2,830,930
Utilities - Investor Owned – 0.1%
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		$780,000	$ 795,815
Utilities - Other – 0.1%
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	590,000	$ 616,679
Total Bonds (Identified Cost, $1,010,481,665)			$973,407,575
Investment Companies (h) – 7.4%
Money Market Funds – 7.4%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $75,289,523)		75,289,404	$ 75,296,933
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	$ 55,961,049	EUR 47,060,000	$262,814
iTraxx Europe Crossover Series 41 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	55,961,049	47,060,000	262,815
Total Purchased Options (Premiums Paid, $1,251,243)					$525,629
Other Assets, Less Liabilities – (3.2)%					(32,742,604)
Net Assets – 100.0%					$1,016,487,533

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $75,296,933 and $973,933,204, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,103,891, representing 19.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 5/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	16,065,260	USD	10,612,446	HSBC Bank	7/19/2024	$91,032

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
AUD	12,169,890	USD	7,958,076	Merrill Lynch International	7/19/2024	$150,113
CAD	17,067,059	USD	12,496,134	Goldman Sachs International	7/19/2024	37,863
CAD	6,467,623	USD	4,700,137	State Street Bank Corp.	7/19/2024	49,666
CZK	163,260,685	USD	6,861,286	Deutsche Bank AG	7/19/2024	317,244
CZK	118,103,134	USD	5,077,206	Goldman Sachs International	7/19/2024	115,758
CZK	94,554,097	USD	4,000,623	State Street Bank Corp.	7/19/2024	156,896
EUR	1,179,257	USD	1,262,327	Barclays Bank PLC	7/19/2024	19,895
EUR	8,535,218	USD	9,230,670	Citibank N.A.	7/19/2024	49,792
EUR	5,178,659	USD	5,558,015	Deutsche Bank AG	7/19/2024	72,814
EUR	3,848,212	USD	4,140,727	HSBC Bank	7/19/2024	43,488
EUR	13,733,949	USD	14,865,380	JPMorgan Chase Bank N.A.	7/19/2024	67,735
EUR	249,750	USD	266,703	Merrill Lynch International	7/19/2024	4,854
EUR	3,705,997	USD	3,984,447	Morgan Stanley Capital Services, Inc.	7/19/2024	45,135
EUR	652,773	USD	696,016	NatWest Markets PLC	7/19/2024	13,753
EUR	3,755,381	USD	4,052,476	State Street Bank Corp.	7/19/2024	30,800
GBP	508,253	USD	644,395	Barclays Bank PLC	7/19/2024	3,396
GBP	10,320,696	USD	12,832,031	Brown Brothers Harriman	7/19/2024	322,150
GBP	794,353	USD	1,012,286	Merrill Lynch International	7/19/2024	152
GBP	2,091,996	USD	2,619,586	State Street Bank Corp.	7/19/2024	46,756
MXN	426,733,267	USD	24,668,089	Barclays Bank PLC	7/19/2024	300,396
NOK	166,291,737	USD	15,300,947	HSBC Bank	7/19/2024	560,167
NOK	49,365,276	USD	4,596,424	State Street Bank Corp.	7/19/2024	112,097
NZD	521,000	USD	311,398	Deutsche Bank AG	7/19/2024	8,860
NZD	17,296,785	USD	10,377,725	JPMorgan Chase Bank N.A.	7/19/2024	254,574
NZD	12,573,692	USD	7,665,651	State Street Bank Corp.	7/19/2024	63,373
SEK	2,098,000	USD	195,724	Deutsche Bank AG	7/19/2024	4,093
USD	8,306,073	BRL	43,253,043	Citibank N.A.	7/02/2024	93,985
USD	3,299,442	BRL	16,972,000	Goldman Sachs International	7/02/2024	77,113
USD	4,816,606	BRL	25,239,017	Morgan Stanley Capital Services, Inc.	7/02/2024	24,689
USD	2,236,961	CAD	3,034,894	State Street Bank Corp.	7/19/2024	8,143
USD	5,064,089	CNH	36,267,430	State Street Bank Corp.	7/19/2024	53,974
USD	1,155,588	EUR	1,060,000	Brown Brothers Harriman	7/19/2024	3,035
USD	1,228,455	EUR	1,126,618	JPMorgan Chase Bank N.A.	7/19/2024	3,468
USD	1,045,076	EUR	958,646	NatWest Markets PLC	7/19/2024	2,726
USD	718,977	EUR	658,799	State Street Bank Corp.	7/19/2024	2,656
USD	40,154,592	JPY	6,053,304,750	Merrill Lynch International	7/19/2024	1,391,341
USD	8,555,891	JPY	1,331,013,509	NatWest Markets PLC	7/19/2024	32,545
USD	17,834,301	JPY	2,743,756,101	State Street Bank Corp.	7/19/2024	264,245
USD	2,859,600	JPY	431,503,891	UBS AG	7/19/2024	96,400
USD	51,760,122	KRW	70,915,507,272	Citibank N.A.	7/26/2024	392,545
USD	24,725,795	MXN	417,986,309	State Street Bank Corp.	7/19/2024	269,101
USD	9,636,607	TOF	349,124,650	Barclays Bank PLC	6/28/2024	151,628
USD	2,558,663	TOF	93,436,396	JPMorgan Chase Bank N.A.	6/28/2024	20,194
						$5,830,640
Liability Derivatives
BRL	25,744,527	USD	5,049,927	JPMorgan Chase Bank N.A.	7/02/2024	$(162,032)
EUR	5,690,691	USD	6,203,517	HSBC Bank	7/19/2024	(15,949)
EUR	935,852	USD	1,018,831	JPMorgan Chase Bank N.A.	7/19/2024	(1,266)
EUR	5,205,409	USD	5,675,012	State Street Bank Corp.	7/19/2024	(15,098)
IDR	40,780,851,265	USD	2,556,793	Citibank N.A.	8/06/2024	(49,954)
IDR	81,501,256,598	USD	5,092,874	JPMorgan Chase Bank N.A.	8/06/2024	(82,910)
JPY	318,191,943	USD	2,044,607	Citibank N.A.	7/19/2024	(7,017)

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
JPY	79,224,893	USD	515,861	JPMorgan Chase Bank N.A.	7/19/2024	$(8,533)
JPY	390,978,412	USD	2,593,555	Merrill Lynch International	7/19/2024	(89,866)
KRW	690,106,611	USD	513,182	Citibank N.A.	6/28/2024	(14,075)
TOF	274,843,180	USD	7,592,353	Barclays Bank PLC	6/28/2024	(125,445)
TOF	168,372,485	USD	4,651,058	JPMorgan Chase Bank N.A.	6/28/2024	(76,733)
USD	10,204,737	AUD	15,560,770	Goldman Sachs International	7/19/2024	(162,626)
USD	36,744,351	AUD	56,232,173	HSBC Bank	7/19/2024	(720,334)
USD	365,554	AUD	566,364	State Street Bank Corp.	7/19/2024	(11,786)
USD	1,508,835	CAD	2,057,446	JPMorgan Chase Bank N.A.	7/19/2024	(2,147)
USD	67,782,199	CAD	93,082,755	State Street Bank Corp.	7/19/2024	(577,497)
USD	10,160,948	CHF	9,191,187	HSBC Bank	7/19/2024	(78,934)
USD	32,760,525	CNH	237,202,584	State Street Bank Corp.	7/19/2024	(7,506)
USD	26,351,840	CZK	622,728,240	Barclays Bank PLC	7/19/2024	(1,029,359)
USD	354,672	EUR	329,990	BNP Paribas S.A.	7/19/2024	(4,131)
USD	1,699,014	EUR	1,579,441	Brown Brothers Harriman	7/19/2024	(18,334)
USD	745,612	EUR	687,297	Citibank N.A.	7/19/2024	(1,696)
USD	279,471,149	EUR	261,532,541	HSBC Bank	7/19/2024	(4,896,844)
USD	10,161,703	EUR	9,375,567	JPMorgan Chase Bank N.A.	7/19/2024	(32,484)
USD	16,573,022	EUR	15,431,444	State Street Bank Corp.	7/19/2024	(205,802)
USD	1,493,194	EUR	1,387,946	UBS AG	7/19/2024	(15,939)
USD	3,067,297	GBP	2,414,654	Barclays Bank PLC	7/19/2024	(10,285)
USD	37,899,396	GBP	30,423,569	BNP Paribas S.A.	7/19/2024	(876,781)
USD	18,669,397	GBP	14,947,016	HSBC Bank	7/19/2024	(381,233)
USD	2,539,390	GBP	2,028,153	JPMorgan Chase Bank N.A.	7/19/2024	(45,580)
USD	1,130,255	GBP	898,881	Morgan Stanley Capital Services, Inc.	7/19/2024	(15,409)
USD	538,840	GBP	429,860	State Street Bank Corp.	7/19/2024	(9,036)
USD	4,604,151	MXN	79,193,513	Deutsche Bank AG	7/19/2024	(29,521)
USD	2,874,945	NZD	4,814,296	State Street Bank Corp.	7/19/2024	(84,393)
USD	147,305	SEK	1,578,986	Deutsche Bank AG	7/19/2024	(3,080)
USD	5,069,248	SEK	55,121,107	JPMorgan Chase Bank N.A.	7/19/2024	(180,557)
						$(10,050,172)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	363	$50,943,554	June – 2024	$927,386
Euro-Buxl 30 yr	Short	EUR	13	1,783,236	June – 2024	96,747
						$1,024,133
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	102	$8,245,614	September – 2024	$(1,055)
Euro-Bobl 5 yr	Long	EUR	415	52,207,289	June – 2024	(718,576)
Euro-Schatz 2 yr	Short	EUR	649	74,109,740	September – 2024	(57,794)
Long Gilt 10 yr	Long	GBP	14	1,718,301	September – 2024	(7,318)
U.S. Treasury Bond 30 yr	Long	USD	110	12,766,875	September – 2024	(102,680)
U.S. Treasury Note 10 yr	Long	USD	44	4,787,062	September – 2024	(13,569)
U.S. Treasury Note 2 yr	Short	USD	186	37,888,781	September – 2024	(8,230)

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 5 yr	Long	USD	1	$105,797	September – 2024	$(90)
U.S. Treasury Ultra Bond 30 yr	Long	USD	58	7,101,375	September – 2024	(99,911)
U.S. Treasury Ultra Note 10 yr	Long	USD	11	1,232,344	September – 2024	(2,103)
						$(1,011,326)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/55	USD	20,300,000	centrally cleared	Daily SOFR / Annually	3.458% / Annually	$1,102,559	$—	$1,102,559
Liability Derivatives
Interest Rate Swaps
1/04/27	BRL	32,700,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(148,523)	$—	$(148,523)
6/18/27	USD	192,100,000	centrally cleared	3.412% / Annually	Daily SOFR / Annually	(2,533,962)	—	(2,533,962)
1/03/28	BRL	62,400,000	centrally cleared	10.63% / Annually	Average Daily BZDIOVRA / Annually	(216,583)	31,172	(185,411)
						$(2,899,068)	$31,172	$(2,867,896)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,350,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$87,366	$161,058	$248,424
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch,and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&Pand Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At May 31, 2024, the fund had cash collateral of $460,000 and other liquid securities with an aggregate value of $5,377,316 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,011,732,908)	$973,933,204
Investments in affiliated issuers, at value (identified cost, $75,289,523)	75,296,933
Cash	530,284
Restricted cash for
Forward foreign currency exchange contracts	460,000
Receivables for
Net daily variation margin on open cleared swap agreements	152,470
Forward foreign currency exchange contracts	5,830,640
Net daily variation margin on open futures contracts	16,500
Investments sold	767,892
TBA sale commitments	11,329,688
Fund shares sold	823,874
Interest and dividends	10,355,029
Uncleared swaps, at value (net of unamortized premiums paid, $161,058)	248,424
Other assets	46,678
Total assets	$1,079,791,616
Liabilities
Payables for
Distributions	$2,257
Forward foreign currency exchange contracts	10,050,172
Investments purchased	1,902,057
When-issued investments purchased	12,529,148
TBA purchase commitments	38,575,765
Fund shares reacquired	93,263
Payable to affiliates
Investment adviser	29,575
Administrative services fee	843
Shareholder servicing costs	10,601
Distribution and service fees	247
Accrued expenses and other liabilities	110,155
Total liabilities	$63,304,083
Net assets	$1,016,487,533
Net assets consist of
Paid-in capital	$1,155,499,479
Total distributable earnings (loss)	(139,011,946)
Net assets	$1,016,487,533
Shares of beneficial interest outstanding	128,070,265
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,384,687	1,676,774	$7.98
Class B	69,456	8,747	7.94
Class C	325,191	40,943	7.94
Class I	14,973,772	1,885,569	7.94
Class R1	504,854	63,605	7.94
Class R2	337,450	42,509	7.94
Class R3	767,569	96,714	7.94
Class R4	231,510	29,142	7.94
Class R6	985,893,044	124,226,262	7.94

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.33 [100 / 95.75 x $7.98]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 5/31/24 (unaudited) Net investment income (loss)
Income
Interest	$22,569,017
Dividends from affiliated issuers	1,572,009
Other	54,950
Foreign taxes withheld	(156,351)
Total investment income	$24,039,625
Expenses
Management fee	$2,758,291
Distribution and service fees	23,081
Shareholder servicing costs	33,827
Administrative services fee	76,396
Independent Trustees' compensation	9,295
Custodian fee	84,948
Shareholder communications	8,524
Audit and tax fees	46,737
Legal fees	2,533
Miscellaneous	117,863
Total expenses	$3,161,495
Fees paid indirectly	(84,266)
Reduction of expenses by investment adviser	(65,281)
Net expenses	$3,011,948
Net investment income (loss)	$21,027,677
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,674 foreign capital gains tax)	$(3,670,051)
Affiliated issuers	(9,063)
Futures contracts	5,147,907
Swap agreements	875,104
Forward foreign currency exchange contracts	(2,188,690)
Foreign currency	(101,454)
Net realized gain (loss)	$53,753
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,735,826
Affiliated issuers	3,619
Futures contracts	(2,410,469)
Swap agreements	(1,823,311)
Forward foreign currency exchange contracts	11,320,250
Translation of assets and liabilities in foreign currencies	(71,983)
Net unrealized gain (loss)	$10,753,932
Net realized and unrealized gain (loss)	$10,807,685
Change in net assets from operations	$31,835,362
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23
Change in net assets
From operations
Net investment income (loss)	$21,027,677	$36,066,083
Net realized gain (loss)	53,753	(92,178,705)
Net unrealized gain (loss)	10,753,932	84,334,997
Change in net assets from operations	$31,835,362	$28,222,375
Total distributions to shareholders	$(17,794,604)	$(40,867,860)
Change in net assets from fund share transactions	$37,547,711	$18,780,715
Total change in net assets	$51,588,469	$6,135,230
Net assets
At beginning of period	964,899,064	958,763,834
At end of period	$1,016,487,533	$964,899,064
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.86	$7.96	$9.33	$9.82	$9.11	$8.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.27	$0.18	$0.13	$0.10	$0.16
Net realized and unrealized gain (loss)	0.09	(0.06)	(1.10)	(0.28)	0.75	0.67
Total from investment operations	$0.25	$0.21	$(0.92)	$(0.15)	$0.85	$0.83
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.16)	$(0.18)	$(0.13)	$(0.16)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.31)	$(0.45)	$(0.34)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$7.98	$7.86	$7.96	$9.33	$9.82	$9.11
Total return (%) (r)(s)(t)(x)	3.17(n)	2.68	(10.28)	(1.64)	9.55	9.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.97	0.95	1.05	1.10	1.13
Expenses after expense reductions (f)	0.95(a)	0.95	0.94	0.99	1.04	1.05
Net investment income (loss)	3.85(a)	3.41	2.23	1.40	1.13	1.78
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$13,385	$13,538	$15,419	$21,218	$19,934	$16,487
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.82	$7.92	$9.28	$9.77	$9.06	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.12	$0.06	$0.04	$0.09
Net realized and unrealized gain (loss)	0.10	(0.06)	(1.09)	(0.29)	0.74	0.67
Total from investment operations	$0.22	$0.15	$(0.97)	$(0.23)	$0.78	$0.76
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$(0.11)	$(0.10)	$(0.06)	$(0.10)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.25)	$(0.39)	$(0.26)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$7.94	$7.82	$7.92	$9.28	$9.77	$9.06
Total return (%) (r)(s)(t)(x)	2.79(n)	1.91	(10.92)	(2.40)	8.78	9.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.71	1.70	1.80	1.86	1.88
Expenses after expense reductions (f)	1.70(a)	1.70	1.69	1.75	1.79	1.80
Net investment income (loss)	3.11(a)	2.62	1.47	0.64	0.42	1.04
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$69	$97	$165	$268	$373	$605
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.83	$7.92	$9.28	$9.77	$9.06	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.12	$0.06	$0.04	$0.09
Net realized and unrealized gain (loss)	0.09	(0.05)	(1.09)	(0.29)	0.74	0.67
Total from investment operations	$0.21	$0.16	$(0.97)	$(0.23)	$0.78	$0.76
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$(0.11)	$(0.10)	$(0.06)	$(0.10)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.25)	$(0.39)	$(0.26)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$7.94	$7.83	$7.92	$9.28	$9.77	$9.06
Total return (%) (r)(s)(t)(x)	2.66(n)	2.04	(10.92)	(2.40)	8.78	9.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.72	1.70	1.80	1.86	1.88
Expenses after expense reductions (f)	1.70(a)	1.70	1.69	1.75	1.79	1.80
Net investment income (loss)	3.11(a)	2.65	1.47	0.63	0.44	1.04
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$325	$328	$420	$812	$1,353	$2,229
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.83	$7.92	$9.29	$9.78	$9.07	$8.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.21	$0.16	$0.12	$0.18
Net realized and unrealized gain (loss)	0.09	(0.05)	(1.11)	(0.29)	0.76	0.66
Total from investment operations	$0.25	$0.24	$(0.90)	$(0.13)	$0.88	$0.84
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.18)	$(0.20)	$(0.16)	$(0.18)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.33)	$(0.47)	$(0.36)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$7.94	$7.83	$7.92	$9.29	$9.78	$9.07
Total return (%) (r)(s)(t)(x)	3.17(n)	3.07	(10.11)	(1.40)	9.86	10.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.71	0.70	0.80	0.85	0.88
Expenses after expense reductions (f)	0.70(a)	0.70	0.68	0.74	0.79	0.80
Net investment income (loss)	4.09(a)	3.66	2.48	1.64	1.30	2.05
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$14,974	$10,245	$9,541	$12,395	$9,731	$862
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.82	$7.91	$9.28	$9.77	$9.07	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.12	$0.06	$0.03	$0.09
Net realized and unrealized gain (loss)	0.10	(0.05)	(1.10)	(0.29)	0.75	0.68
Total from investment operations	$0.22	$0.16	$(0.98)	$(0.23)	$0.78	$0.77
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$(0.11)	$(0.10)	$(0.07)	$(0.10)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.25)	$(0.39)	$(0.26)	$(0.08)	$(0.10)
Net asset value, end of period (x)	$7.94	$7.82	$7.91	$9.28	$9.77	$9.07
Total return (%) (r)(s)(t)(x)	2.79(n)	2.05	(11.03)	(2.40)	8.66	9.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72(a)	1.72	1.70	1.80	1.85	1.88
Expenses after expense reductions (f)	1.70(a)	1.70	1.69	1.74	1.79	1.80
Net investment income (loss)	3.10(a)	2.66	1.51	0.65	0.33	1.03
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$505	$530	$579	$615	$494	$243
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.82	$7.91	$9.28	$9.77	$9.06	$8.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.16	$0.11	$0.07	$0.14
Net realized and unrealized gain (loss)	0.10	(0.05)	(1.10)	(0.29)	0.76	0.67
Total from investment operations	$0.24	$0.20	$(0.94)	$(0.18)	$0.83	$0.81
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.15)	$(0.15)	$(0.11)	$(0.14)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.29)	$(0.43)	$(0.31)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$7.94	$7.82	$7.91	$9.28	$9.77	$9.06
Total return (%) (r)(s)(t)(x)	3.05(n)	2.56	(10.58)	(1.91)	9.32	9.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22(a)	1.22	1.20	1.30	1.35	1.38
Expenses after expense reductions (f)	1.20(a)	1.21	1.19	1.24	1.29	1.30
Net investment income (loss)	3.61(a)	3.17	2.00	1.16	0.79	1.53
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$337	$411	$656	$822	$621	$240
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.82	$7.92	$9.28	$9.77	$9.07	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.19	$0.13	$0.10	$0.16
Net realized and unrealized gain (loss)	0.10	(0.06)	(1.10)	(0.28)	0.75	0.67
Total from investment operations	$0.25	$0.21	$(0.91)	$(0.15)	$0.85	$0.83
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.16)	$(0.18)	$(0.14)	$(0.16)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.31)	$(0.45)	$(0.34)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$7.94	$7.82	$7.92	$9.28	$9.77	$9.07
Total return (%) (r)(s)(t)(x)	3.17(n)	2.68	(10.24)	(1.66)	9.47	9.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.97	0.95	1.05	1.10	1.13
Expenses after expense reductions (f)	0.95(a)	0.95	0.94	1.00	1.04	1.05
Net investment income (loss)	3.84(a)	3.40	2.25	1.39	1.02	1.80
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$768	$499	$435	$566	$510	$60
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.83	$7.92	$9.29	$9.77	$9.07	$8.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.21	$0.15	$0.12	$0.18
Net realized and unrealized gain (loss)	0.09	(0.05)	(1.11)	(0.27)	0.75	0.67
Total from investment operations	$0.25	$0.24	$(0.90)	$(0.12)	$0.87	$0.85
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.18)	$(0.20)	$(0.16)	$(0.18)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.33)	$(0.47)	$(0.36)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$7.94	$7.83	$7.92	$9.29	$9.77	$9.07
Total return (%) (r)(s)(t)(x)	3.17(n)	3.07	(10.11)	(1.30)	9.74	10.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.72	0.70	0.81	0.84	0.88
Expenses after expense reductions (f)	0.70(a)	0.70	0.69	0.76	0.79	0.80
Net investment income (loss)	4.10(a)	3.67	2.51	1.61	1.33	2.03
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$232	$192	$181	$213	$557	$77
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$7.82	$7.91	$9.28	$9.76	$9.06	$8.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.29	$0.21	$0.17	$0.13	$0.19
Net realized and unrealized gain (loss)	0.09	(0.04)	(1.10)	(0.28)	0.75	0.67
Total from investment operations	$0.26	$0.25	$(0.89)	$(0.11)	$0.88	$0.86
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.19)	$(0.21)	$(0.17)	$(0.19)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)	—
From tax return of capital	—	—	(0.03)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.34)	$(0.48)	$(0.37)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$7.94	$7.82	$7.91	$9.28	$9.76	$9.06
Total return (%) (r)(s)(t)(x)	3.35(n)	3.16	(10.05)	(1.22)	9.84	10.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.62	0.61	0.70	0.77	0.78
Expenses after expense reductions (f)	0.61(a)	0.61	0.60	0.65	0.71	0.70
Net investment income (loss)	4.20(a)	3.76	2.58	1.75	1.46	2.13
Portfolio turnover	80(n)	139	150	216	210	126
Net assets at end of period (000 omitted)	$985,893	$939,060	$931,367	$1,155,980	$728,743	$630,673
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions)	63	N/A	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2024, the fund did not have more than 25% of its assets invested in any one industry.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$32,640,611	$—	$32,640,611
Non - U.S. Sovereign Debt	—	447,084,853	—	447,084,853
Municipal Bonds	—	9,971,559	—	9,971,559
U.S. Corporate Bonds	—	147,739,153	—	147,739,153
Residential Mortgage-Backed Securities	—	115,222,576	—	115,222,576
Commercial Mortgage-Backed Securities	—	23,132,291	—	23,132,291
Asset-Backed Securities (including CDOs)	—	39,889,893	—	39,889,893
Foreign Bonds	—	158,252,268	—	158,252,268
Mutual Funds	75,296,933	—	—	75,296,933
Total	$75,296,933	$973,933,204	$—	$1,049,230,137
Other Financial Instruments
Futures Contracts – Assets	$1,024,133	$—	$—	$1,024,133
Futures Contracts – Liabilities	(1,011,326)	—	—	(1,011,326)
Forward Foreign Currency Exchange Contracts – Assets	—	5,830,640	—	5,830,640
Forward Foreign Currency Exchange Contracts – Liabilities	—	(10,050,172)	—	(10,050,172)
Swap Agreements – Assets	—	1,350,983	—	1,350,983
Swap Agreements – Liabilities	—	(2,867,896)	—	(2,867,896)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$525,629	$—
Interest Rate	Futures Contracts	1,024,133	(1,011,326)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,830,640	(10,050,172)
Interest Rate	Cleared Swap Agreements	1,102,559	(2,867,896)
Credit	Uncleared Swap Agreements	248,424	—
Total		$8,731,385	$(13,929,394)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$5,147,907	$354,456	$—	$—
Foreign Exchange	—	—	(2,188,690)	—
Credit	—	520,648	—	877,593
Total	$5,147,907	$875,104	$(2,188,690)	$877,593
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2024 as reported in the Statement of Operations:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(2,410,469)	$(1,856,042)	$—	$—
Foreign Exchange	—	—	11,320,250	—
Credit	—	32,731	—	(419,421)
Total	$(2,410,469)	$(1,823,311)	$11,320,250	$(419,421)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$16,500	$—
Uncleared Swaps, at value	248,424	—
Cleared Swap Agreements (a)	152,470	—
Forward Foreign Currency Exchange Contracts	5,830,640	10,050,172
Purchased Options (a)	525,629	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,773,663	$10,050,172
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,066,787	7,020,352
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,706,876	$3,029,820
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at May 31, 2024:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$721,739	$(721,739)	$—	$—	$—
BNP Paribas S.A.	262,814	(262,814)	—	—	—
Brown Brothers Harriman	325,185	(18,334)	—	—	306,851
Citibank N.A.	536,322	(72,741)	—	—	463,581
Deutsche Bank AG	403,011	(32,601)	—	(300,000)	70,410
Goldman Sachs International	493,549	(162,626)	—	(300,000)	30,923
JPMorgan Chase Bank N.A.	345,972	(345,972)	—	—	—
Merrill Lynch International	1,546,460	(89,866)	(1,456,594)	—	—
Morgan Stanley Capital Services, Inc.	69,824	(15,409)	(12,000)	—	42,415
Total	$4,704,876	$(1,722,102)	$(1,468,594)	$(600,000)	$914,180
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at May 31, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(1,165,089)	$721,739	$—	$—	$(443,350)
BNP Paribas S.A.	(880,912)	262,814	—	460,000	(158,098)
Brown Brothers Harriman	(18,334)	18,334	—	—	—
Citibank N.A.	(72,741)	72,741	—	—	—
Deutche Bank AG	(32,601)	32,601	—	—	—
Goldman Sachs International	(162,626)	162,626	—	—	—
JPMorgan Chase Bank S.A.	(592.242)	345,972	—	—	(246,270)
Merrill Lynch International	(89,866)	89,866	—	—	—
Morgan Stanley Capital Services, Inc.	(15,409)	15,409	—	—	—
Total	$(3,029,820)	$1,722,102	$—	$460,000	$(847,718)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2024, is shown as a reduction of total expenses in the Statement of Operations
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/23
Ordinary income (including any short-term capital gains)	$22,932,860
Long-term capital gains	17,935,000
Total distributions	$40,867,860
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$1,090,322,025
Gross appreciation	7,531,879
Gross depreciation	(48,623,767)
Net unrealized appreciation (depreciation)	$(41,091,888)
As of 11/30/23
Capital loss carryforwards	(103,077,733)
Late year ordinary loss deferral	(1,679,383)
Other temporary differences	(3,170,939)
Net unrealized appreciation (depreciation)	(45,124,649)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(33,800,845)
Long-Term	(69,276,888)
Total	$(103,077,733)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/24	Year ended 11/30/23
Class A	$215,532	$570,968
Class B	1,138	4,475
Class C	4,108	12,467
Class I	217,745	461,124
Class R1	6,306	17,958
Class R2	5,997	20,374
Class R3	8,489	18,918
Class R4	3,819	7,680
Class R6	17,331,470	39,753,896
Total	$17,794,604	$40,867,860
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2025. For the six months ended May 31, 2024, this management fee reduction amounted to $65,281, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2024 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2025. For the six months ended May 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $212 for the six months ended May 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 16,737
Class B	0.75%	0.25%	1.00%	1.00%	457
Class C	0.75%	0.25%	1.00%	1.00%	1,663
Class R1	0.75%	0.25%	1.00%	1.00%	2,553
Class R2	0.25%	0.25%	0.50%	0.50%	1,009
Class R3	—	0.25%	0.25%	0.25%	662
Total Distribution and Service Fees					$23,081
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended May 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2024, were as follows:
Amount
Class A	$6
Class B	1
Class C	14
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2024, the fee was $7,687, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,140.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2024 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended May 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
	Purchases	Sales
U.S. Government securities	$129,186,314	$124,733,940
Non-U.S. Government securities	691,181,653	642,408,745
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/24		Year ended 11/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	214,909	$1,734,322	178,167	$1,399,398
Class C	1,498	12,051	3,796	29,736
Class I	736,265	5,908,101	1,122,294	8,893,132
Class R1	3,498	28,195	3,542	27,801
Class R2	2,243	17,906	8,864	68,337
Class R3	36,373	289,666	39,643	310,956
Class R4	5,524	44,103	2,567	20,106
Class R6	4,450,095	35,713,134	8,044,351	63,029,417
	5,450,405	$43,747,478	9,403,224	$73,778,883
Shares issued to shareholders in reinvestment of distributions
Class A	26,426	$213,470	72,050	$566,624
Class B	140	1,132	570	4,470
Class C	511	4,106	1,592	12,465
Class I	26,953	216,293	58,716	459,500
Class R1	784	6,299	2,295	17,944
Class R2	730	5,865	2,567	20,084
Class R3	1,057	8,489	2,420	18,912
Class R4	475	3,819	981	7,677
Class R6	2,157,339	17,323,143	5,086,135	39,736,939
	2,214,415	$17,782,616	5,227,326	$40,844,615
Shares reacquired
Class A	(285,919)	$(2,305,350)	(466,615)	$(3,663,082)
Class B	(3,755)	(30,013)	(9,058)	(71,343)
Class C	(2,991)	(24,028)	(16,504)	(128,827)
Class I	(186,798)	(1,494,702)	(1,076,620)	(8,378,347)
Class R1	(8,394)	(66,548)	(11,240)	(87,049)
Class R2	(12,966)	(103,749)	(41,791)	(324,374)
Class R3	(4,521)	(36,271)	(33,250)	(259,806)
Class R4	(1,448)	(11,576)	(1,847)	(14,462)
Class R6	(2,479,345)	(19,910,146)	(10,753,229)	(82,915,493)
	(2,986,137)	$(23,982,383)	(12,410,154)	$(95,842,783)

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/24		Year ended 11/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(44,584)	$(357,558)	(216,398)	$(1,697,060)
Class B	(3,615)	(28,881)	(8,488)	(66,873)
Class C	(982)	(7,871)	(11,116)	(86,626)
Class I	576,420	4,629,692	104,390	974,285
Class R1	(4,112)	(32,054)	(5,403)	(41,304)
Class R2	(9,993)	(79,978)	(30,360)	(235,953)
Class R3	32,909	261,884	8,813	70,062
Class R4	4,551	36,346	1,701	13,321
Class R6	4,128,089	33,126,131	2,377,257	19,850,863
	4,678,683	$37,547,711	2,220,396	$18,780,715
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 32%, 26%, 19%, 5%, 4%, 3%, 3%, and 2% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2024, the fund’s commitment fee and interest expense were $2,484 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,501,918	$377,631,874	$357,831,415	$(9,063)	$3,619	$75,296,933
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,572,009	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Opportunistic Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

Change in the registrant's independent public accountant.  Not applicable.

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   July 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  July 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 16, 2024

*  Print name and title of each signing officer under his or her signature.